Expense Example {- Fidelity Advisor Freedom® 2050 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2050 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	2,062
Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	66
3 years	207
5 years	361
10 years	$ 807